Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 47,691	$ 46,559	$ 42,044
Net Book Value	$ 23,055	24,187	$ 28,702
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Net Book Value		24,187
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		23,260,000
Accumulated Amortization		997,432
Net Book Value		$ 22,262,568
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	16 years	16 years
Patents [Member] | Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period		16 years	16 years
Gross Carrying Value	$ 70,746	$ 70,746	$ 70,746
Accumulated Amortization	47,691	46,559	42,044
Net Book Value	$ 23,055	$ 24,187	$ 28,702
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	20 years	20 years
Customer Contracts [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period		20 years
Gross Carrying Value		$ 12,170,000
Accumulated Amortization		337,313
Net Book Value		$ 11,832,687
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	7 years	7 years
Trade Name [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period		7 years
Gross Carrying Value		$ 2,220,000
Accumulated Amortization		132,143
Net Book Value		$ 2,087,857
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	7 years	7 years
Intellectual Property [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period		7 years
Gross Carrying Value		$ 8,870,000
Accumulated Amortization		527,976
Net Book Value		$ 8,342,024